Index Funds

737 Bishop Street, Mauka Tower, Suite 2850

Honolulu, Hawaii 96813

August 3, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Index Funds (the “Registrant” or “Trust”)

File Nos. 333-129930, 811-21836

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant dated as of July 29, 2021, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 45 (SEC Accession No. 0001580642-21-003341) on July 29, 2021.

Sincerely,

/s/ Michael G. Willis

Michael G. Willis

President